1
The Gabelli Focused Growth and Income Fund
Schedule of Investments — December 31, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 81.4%
Automotive: Parts and Accessories  — 3.0%
7,750 Aptiv plc† ................................................. $ 1,278,362
Building and Construction  — 2.9%
8,000 Herc Holdings Inc. .................................... 1,252,400
Cable and Satellite  — 1.3%
9,000 Liberty Media Corp. - Liberty Formula One,
Cl. A† ................................................... 534,060
Computer Software and Services  — 2.8%
415 Alphabet Inc., Cl. C† ................................. 1,200,840
Consumer Products  — 1.1%
10,000 Terminix Global Holdings Inc.† ................. 452,300
Diversified Industrial  — 0.9%
775 Roper Technologies Inc. ........................... 381,192
Energy and Utilities  — 19.8%
15,000 Atlantica Sustainable Infrastructure plc ..... 536,400
135,000 Energy Transfer LP ................................... 1,111,050
100,000 Enterprise Products Partners LP ............... 2,196,000
105,000 Kinder Morgan Inc. ................................... 1,665,300
35,000 NextEra Energy Partners LP ...................... 2,954,000
8,462,750
Entertainment  — 2.6%
175,000 Sirius XM Holdings Inc. ............................ 1,111,250
Financial Services  — 13.1%
39,000 Apollo Global Management Inc. ................ 2,824,770
12,500 Morgan Stanley ........................................ 1,227,000
100,000 New York Community Bancorp Inc. ........... 1,221,000
1,650 PayPal Holdings Inc.† ............................... 311,157
5,583,927
Food and Beverage  — 8.6%
67,500 Maple Leaf Foods Inc. .............................. 1,561,366
16,500 Mondelēz International Inc., Cl. A .............. 1,094,115
9,000 Post Holdings Inc.† .................................. 1,014,570
3,670,051
Health Care  — 7.1%
14,000 AbbVie Inc. .............................................. 1,895,600
40,000 Option Care Health Inc.† ........................... 1,137,600
3,033,200
Real Estate Investment Trusts  — 15.6%
50,000 Blackstone Mortgage Trust Inc., Cl. A ........ 1,531,000
8,000 Hannon Armstrong Sustainable
Infrastructure Capital Inc. ...................... 424,960
30,000 Healthpeak Properties Inc. ........................ 1,082,700
88,000 MGM Growth Properties LLC, Cl. A ........... 3,594,800
6,633,460
Telecommunications  — 2.6%
42,500 Lumen Technologies Inc. .......................... 533,375
Shares
Market
Value
5,000 T-Mobile US Inc.† ..................................... $ 579,900
1,113,275
TOTAL COMMON STOCKS .................. 34,707,067
PREFERRED STOCKS  — 15.9%
Diversified Industrial  — 3.7%
17,704 Babcock & Wilcox Enterprises Inc.,
8.125%, 02/28/26 ................................. 465,615
45,000 Steel Partners Holdings LP, Ser. A,
6.000%, 02/07/26 ................................. 1,099,800
1,565,415
Energy and Utilities  — 4.4%
75,000 Energy Transfer LP, Ser. D, 7.625% ........... 1,880,250
Financial Services  — 3.0%
39,113 Argo Blockchain plc, Ser. A, 8.750%,
11/30/26 ............................................... 973,914
13,500 Greenidge Generation Holdings Inc.,
8.500%, 10/31/26 ................................. 321,300
1,295,214
Health Care  — 0.7%
27,700 Ontrak Inc., 9.500% ................................. 291,681
Retail  — 4.1%
17,000 Qurate Retail Inc., 8.000%, 03/15/31 ........ 1,754,740
TOTAL PREFERRED STOCKS ............... 6,787,300
MANDATORY CONVERTIBLE SECURITIES(a)  — 1.5%
Entertainment  — 1.5%
13,000 ViacomCBS Inc., Ser. A,
5.750%, 04/01/24 ................................. 652,860
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.2%
$ 515,000 U.S. Treasury Bills,
0.035% to 0.060%††,
02/10/22 to 03/24/22 ............................ 514,960
TOTAL INVESTMENTS — 100.0%
(Cost $27,746,879) ............................... $ 42,662,187
† Non-income producing security.
(a) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†† Represents annualized yields at dates of purchase.